Average Annual Total Returns - Class A Inst R6 Shares - Goldman Sachs Enhanced Dividend Global Equity Portfolio	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares Inception Date	Class A Shares Return After Taxes on Distributions 1 Year	Class A Shares Return After Taxes on Distributions 5 Years	Class A Shares Return After Taxes on Distributions 10 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Inception Date	Class R6 Shares 1 Year	Class R6 Shares 5 Years		Class R6 Shares 10 Years		Class R6 Shares Inception Date	EDGE Composite Index (reflects no deduction for fees or expenses) 1 Year	EDGE Composite Index (reflects no deduction for fees or expenses) 5 Years	EDGE Composite Index (reflects no deduction for fees or expenses) 10 Years	MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses) 1 Year	MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses) 5 Years	MSCI ACWI IMI (Net, USD, Unhedged; reflects no deduction for fees or expenses) 10 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years
Total	2.00%	7.02%	6.57%	Apr. 30, 2008	1.60%	6.15%	5.58%	1.44%	5.39%	5.10%	8.37%	8.66%	7.61%	Apr. 30, 2008	8.39%	8.68%	[1]	7.62%	[1]	Dec. 29, 2017	16.00%	11.53%	8.69%	16.20%	12.13%	9.08%	7.49%	4.43%	3.84%

[1]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.